Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payment
Year 2020	Number of common shares	Number of preferred shares	Share premium	Retained earnings
Non-executive directors’ payment	2,812	-	40	-
Balance at December 31, 2020	2,812	-	40	-

Year 2019	Number of common shares	Number of preferred shares	Share premium	Retained earnings
Non-executive directors’ payment	180	-	40	-
Balance at December 31, 2019	180	-	40	-

Year 2018	Number of common shares	Number of preferred shares	Share premium	Retained earnings
Non-executive directors’ payment (1)	88	-	50	-
Balance at December 31, 2018	88	-	50	-

(1) These amounts relate to the shares issued in 2018, not to the shares approved for issuance for the year.